Exhibit 99.2 - Schedule 2(a)

Client Name:	XXX
Client Project Name:	CMLTI 2026-RP1
Start - End Dates:	XXXX
Deal Loan Count:	268
Report Run Date:	3/13/2026 1:32 PM

Conditions Report 2.0

Loans in Report:	268
Loans with Conditions:	212

505 - Total Active Conditions
29 - Material Conditions
29 - Compliance Review Scope
5 - Category: Borrower's Interest
15 - Category: Documentation
6 - Category: RESPA
3 - Category: State Consumer Protection
476 - Non-Material Conditions
476 - Compliance Review Scope
2 - Category: APR Tolerance
8 - Category: Borrower's Interest
33 - Category: Documentation
255 - Category: Federal Consumer Protection
36 - Category: Finance Charge Tolerance
55 - Category: RESPA
47 - Category: Right of Rescission
11 - Category: State Consumer Protection
2 - Category: State Late Charges
26 - Category: State Prepayment Penalty
1 - Category: TILA
18 - Total Satisfied Conditions

18 - Compliance Review Scope
5 - Category: Compliance Manual
3 - Category: Documentation
8 - Category: RESPA
2 - Category: State Consumer Protection
0 - Total Waived Conditions

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